UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED

ENTERPRISES MONEY MARKET FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC. September 30, 2010

Investments	Yield	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 70.65%

Federal Home Loan Bank	0.175%	11/5/2010	$51,400	$51,391,255
Federal Home Loan Bank	0.175%	11/17/2010	45,700	45,689,559
Federal Home Loan Bank	0.18%	11/26/2010	6,000	5,998,320
Federal Home Loan Bank	0.18%	11/30/2010	2,499	2,498,250
Federal Home Loan Bank	0.18%	12/1/2010	35,500	35,489,172
Federal Home Loan Bank	0.18%	12/3/2010	71,000	70,977,635
Federal Home Loan Bank	0.18%	12/27/2010	25,000	24,989,125
Federal Home Loan Mortgage Corp.	0.173%	11/1/2010	55,000	54,991,807
Federal Home Loan Mortgage Corp.	0.20%	10/4/2010	30,000	29,999,500
Federal National Mortgage Assoc.	0.18%	12/22/2010	50,000	49,979,500
Federal National Mortgage Assoc.	0.185%	10/20/2010	16,000	15,998,438

Total Government Sponsored Enterprises Securities				388,002,561

REPURCHASE AGREEMENTS 29.57%

Repurchase Agreement dated 9/30/2010, 0.24% due 10/1/2010 with Bank of America collateralized by $74,491,700 of U.S. Treasury Note at 3.625% due 8/15/2019; value: $82,320,666; proceeds: $80,667,538 (cost $80,667,000)	80,667	80,667,000
Repurchase Agreement dated 9/30/2010, 0.04% due 10/1/2010 with Fixed Income Clearing Corp. collateralized by $1,050,000 of Federal Home Loan Bank at 0.58% due 6/1/2011; value: $1,053,938; proceeds: $1,029,400 (cost $1,029,399)	1,029	1,029,399
Repurchase Agreement dated 9/30/2010, 0.20% due 10/1/2010 with J.P. Morgan Chase & Co. collateralized by $79,651,000 of Federal Home Loan Mortgage Corp. at 3.50% due 5/5/2011; value: 82,243,994; proceeds: $80,676,448 (cost $80,676,000)	80,676	80,676,000

Total Repurchase Agreements		162,372,399

Total Investments in Securities 100.22% (cost $550,374,960)*		550,374,960

Liabilities in Excess of Other Assets (0.22%)		(1,181,438)

Net Assets 100.00%		$549,193,522

*	Cost for Federal income tax purposes is $550,374,960. Weighted average maturity of investments: 36 days.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-The Fund values securities utilizing the amortized cost method, which approximates fair value. Under the amortized cost method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates fair value due to the short duration of the issue.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Securities	$—	$388,002,561	$—	$388,002,561
Repurchase Agreements	—	162,372,399	—	162,372,399

Total	$—	$550,374,960	$—	$550,374,960

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 24, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 24, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2010